NOTES PAYABLE (Details) - Fair Value Measurement Inputs and Valuation Techniques	May 31, 2018	May 31, 2017
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0.974	0.64
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	5.345	1.38
Measurement Input, Expected Dividend Rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0	0
Measurement Input, Expected Dividend Rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0	0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0.0193	0.0086
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0.0262	0.0119
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	0.4997	1.25
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion option valuation assumptions	3.1622	3